Direxion Daily Anthropic Bear 2X ETF N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2026
Prospectus Date	Oct. 28, 2026